Employee Benefits - Summary of Employee Costs (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [abstract]
Salaries and bonus	₨ 318,043	₨ 315,036	₨ 289,005
Employee benefits plans
Gratuity and other defined benefit plans	2,085	1,845	1,459
Defined contribution plans	9,346	8,428	7,372
Share based compensation	2,897	1,262	1,938
Total employee cost	₨ 332,371	₨ 326,571	₨ 299,774